Stock-Based Compensation - ChinaCo, PacificCo and JapanCo Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 02, 2020 shares	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2017 $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 shares	Nov. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery) | $		$ 45,700				$ 213,669	$ 62,776	$ 358,969
ChinaCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				10,000,000
Award vesting period				5 years
Granted (in usd per share) | $ / shares				$ 3.51
Awards vested (in shares)									2,000,000
Stock issued for services (in shares)	2,000,000
Awards cancelled (in shares)	6,000,000
Stock-based compensation expense (recovery) | $						$ 0	$ 6,100	$ 18,000
PacificCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								2,843,225
Awards forfeited (in shares)					78,275
Awards settled in cash, payments | $			$ 1,300
JapanCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						767,232,000,000	1,762,919,000,000	0
Award vesting period						5 years
Granted (in usd per share) | $ / shares						$ 1.43	$ 1.43	$ 1.43
Stock-based compensation expense (recovery) | $						$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						1,788,022
Number of shares that may be granted (in shares)										4,210,568
Membership interest per award										0.000001
Awards granted, weighted-average exercise price (in usd per share) | $ / shares						$ 3.96	$ 3.96	$ 3.96
Fair value assumptions, suboptimal exercise factor						2.5
Fair value assumptions, post-vesting forfeiture rate						10.00%
Unrecognized stock-based compensation expense, other awards | $						$ 3,100